Debt (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended							12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jan. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Repayment of borrowing								$ 35,000	$ 30,000
Proceeds from borrowings								$ 70,000	$ 55,000
Credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowing							$ 15,000
Proceeds from borrowings							$ 15,000
Interest rate							3.65%
Debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowing			$ 15,000
Proceeds from borrowings			$ 15,000		$ 20,000	$ 20,000
Borrowings, maturity			This new facility is for three years, with four equal principal repayments due semi-annually after a grace period of 540 days.		The facility is for three years, with equal principal repayments due semi-annually after a grace period of 360 days.	Following an amendment finalized in June 2023, the facility is for three years, with the principal due for repayment at maturity.
Basis for interest rate					In addition to a fee of 0.70%, accrued interest at a rate of 8.20% p.a. is to be paid every six months.	In addition to a fee of 0.80%, accrued interest at a rate of 8.51% p.a. is to be paid every six months.
Interest rate			8.75%
Two-year debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 10,000			$ 15,000
Borrowings, maturity	the principal due for repayment at maturity.			Payments are due quarterly with principal repayments starting after a grace period of 180 days.
Basis for interest rate	In addition to a fee of 0.85%, accrued interest at a rate of 10.45% p.a. is to be paid at maturity.
Interest rate				6.85%
Three-year debt facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		$ 20,000		$ 10,000
Borrowings, maturity				The principal is due for repayment at maturity, with interest payments due semi-annually.
Basis for interest rate		Interest payments are due quarterly with 50% of the principal to be repaid in October 2025 and 50% to be repaid in October 2026.
Interest rate		8.95%		8.51%
Initial fee of principal				0.80%